Earnings per share	6 Months Ended
Jun. 30, 2018
Earnings per share
Earnings per share

B5     Earnings per share

		Half year 2018
					Net of tax and	Basic		Diluted
				Non- controlling	non- controlling	earnings		earnings
		Before tax	Tax	interests	interests	per share		per share
		note B1.1	note B4
	Note	£m	£m	£m	£m	pence		pence
Based on operating profit based on longer-term investment returns		2,405	(429)	(1)	1,975	76.8	p	76.7	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(113)	(24)	—	(137)	(5.3)	p	(5.3)	p
Amortisation of acquisition accounting adjustments		(22)	4	—	(18)	(0.7)	p	(0.7)	p
(Loss) attaching to disposal of businesses and corporate transactions		(570)	105	—	(465)	(18.1)	p	(18.1)	p
Based on profit for the period		1,700	(344)	(1)	1,355	52.7	p	52.6	p

		Half year 2017
					Basic		Diluted
					earnings		earnings
		Before tax	Tax	Net of tax	per share		per share
		note B1.1	note B4
	Note	£m	£m	£m	pence		pence
Based on operating profit based on longer-term investment returns		2,358	(563)	1,795	70.0	p	69.9	p
Short-term fluctuations in investment returns on shareholder-backed business	B1.2	(573)	248	(325)	(12.7)	p	(12.7)	p
Amortisation of acquisition accounting adjustments		(32)	6	(26)	(1.0)	p	(1.0)	p
Cumulative exchange gain on the sold Korea life business recycled from other comprehensive income		61	—	61	2.4	p	2.4	p
Based on profit for the period		1,814	(309)	1,505	58.7	p	58.6	p

Earnings per share are calculated based on earnings attributable to ordinary shareholders, after related tax and non-controlling interests.

The weighted average number of shares for calculating earnings per share, which excludes those held in employee share trusts and consolidated unit trusts and OEICs, is set out as below:

	Half year	Half year
	2018	2017
Weighted average number of shares for calculation of:	(millions)	(millions)
Basic earnings per share	2,573	2,565
Diluted earnings per share	2,574	2,567